Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Repurchase of common shares
Number of common shares repurchased (in shares)	29.1	30.2	10.3
Weighted-average price per share (including brokerage fees) (in dollars per share)	$ 156.37	$ 156.00	$ 153.69
Amount of repurchase (including brokerage fees)	$ 4,551	$ 4,709	$ 1,582
Share Repurchase Program (02/01/2023 - 01/31/2024) [Member]
Repurchase of common shares
NCIB February 1, 2023 – January 31, 2024 (in shares)	32.0
Number of common shares repurchased (in shares)	26.6